Summary of Significant Accounting Policies - Schedule of Contract Assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Contract Assets [Abstract]
Balance at beginning of the year	¥ 63,584,323	$ 9,090,097	¥ 67,565,629
Reversal during the year	(63,584,323)	(9,090,097)	(67,565,629)
Recognized to revenue during the year	48,079,453	6,873,501	63,584,323
Impairment during the year
Ending balance	¥ 48,079,453	$ 6,873,501	¥ 63,584,323